Business segment information - Trading profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Corporate costs	$ (60)	$ (52)	$ (47)
Acquisition and disposal related items	(32)	(94)	(60)
Restructuring and rationalisation expenses	(47)	(123)	(220)
Amortisation and impairment of acquired intangibles	(176)	(187)	(207)
Legal and other	(162)	12	(58)
Operating profit	794	657	425
Interest income	28	24	34
Interest expense	(140)	(145)	(132)
Other finance costs	(16)	(28)	(7)
Share of results of associates	113	(10)	(30)
Profit before taxation	779	498	290
Incremental excess and obsolescence charge within legal and other items	159	0	0
Impairment loss recognised in profit or loss, goodwill	0	65	84
Impairment of intangible assets	10	16	37
BHR
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss		68
Impairment loss recognised in profit or loss, goodwill	63	63
Excess and obsolete inventory
Disclosure of operating segments [line items]
Incremental excess and obsolescence charge within legal and other items	159	0	0
Metal-on-metal hip claims
Disclosure of operating segments [line items]
Decrease in expense from reversal of provisions	9	28	8
Expense from additional provisions	10
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,271	1,101	1,017
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	363	265	251
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	461	437	394
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 447	$ 399	372
Engage
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss			109
Impairment loss recognised in profit or loss, goodwill			84
Impairment of intangible assets			37
Write-off of inventory			21
Gains (losses) on revaluation of contingent consideration			$ 33